GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill and Other Intangible Assets

Goodwill. Assets and liabilities acquired in a business combination are recorded at their estimated fair values as of the acquisition date. The excess cost of the acquisition over the fair value of net assets acquired is recorded as goodwill. During 2015, First Financial recorded additions to goodwill resulting from the Oak Street acquisition. During 2014, First Financial recorded additions to goodwill related to the acquisitions of First Bexley, Insight and Guernsey. For further detail, see Note 20 – Business Combinations.

Changes in the carrying amount of goodwill for the years ended December 31, 2015 and 2014 are shown below.

(Dollars in thousands)	2015	2014
Balance at beginning of year	$137,739	$95,050
Goodwill resulting from business combinations	66,345	42,689
Balance at end of year	$204,084	$137,739

Goodwill is not amortized, but is measured for impairment on an annual basis as of October 1 of each year, or whenever events or changes in circumstances indicate that the fair value of a reporting unit may be below its carrying value.  First Financial performed its annual impairment test of goodwill as of October 1, 2015 and no impairment was indicated.  As of December 31, 2015, no events or changes in circumstances indicated that the fair value of a reporting unit was below its carrying value.

Other intangible assets. As of December 31, 2015 and 2014, First Financial had $7.8 million and $8.1 million, respectively, of other intangibles which are included in Goodwill and other intangibles in the Consolidated Balance Sheets and primarily consist of core deposit intangibles.  Core deposit intangibles represent the estimated fair value of acquired customer deposit relationships. Core deposit intangibles are recorded at their estimated fair value at the date of acquisition and are then amortized on an accelerated basis over their estimated useful lives. Core deposit intangibles were $5.9 million and $7.7 million as of December 31, 2015 and December 31, 2014, respectively. First Financial recorded no additions to core deposit intangibles in 2015 and $3.5 million related to the Columbus acquisitions in 2014. First Financial's core deposit intangibles have an estimated weighted average remaining life of 5.6 years as of December 31, 2015. Amortization expense recognized on intangible assets for 2015, 2014 and 2013 was $1.9 million, $1.7 million and $1.5 million, respectively.